Remuneration and other benefits paid to the Bank’s directors and senior managers - Senior Managers Remuneration - Multiannual (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) employee person shares € / shares	Dec. 31, 2019 EUR (€) employee person shares	Dec. 31, 2018 employee shares	Dec. 31, 2017 shares
Remuneration of key personnel
Number of Santander shares | shares	17,340,641,302	16,618,114,582	16,236,573,942	16,136,153,582
Number of persons | employee	191,189	196,419	202,713
Maximum
Remuneration of key personnel
Ratio of variable to fixed pay components	200.00%
Employees deemed essential to the growth and digital transformation of the Group
Remuneration of key personnel
Key management personnel compensation	€ 17,800,000
Employees deemed essential to the growth and digital transformation of the Group | Maximum
Remuneration of key personnel
Number of persons included in the plan | employee	250
Key management personnel compensation	€ 30,000,000
Current senior managers
Remuneration of key personnel
Number of persons included in the plan | employee	3
Key management personnel compensation	€ 1,700,000
Number of Santander shares | shares	316,574
Number of share options | shares	944,445
Fair value of options at grant date (in EUR per share) | € / shares	€ 0.90
Salaries and other remuneration related to retirement	€ 2,100,000
Ratio of variable to fixed pay components	80.00%
Number of persons | employee	18	18
Female remuneration in excess of male, as a percent	37.00%
Retired senior managers
Remuneration of key personnel
Salaries and other remuneration related to retirement	€ 5,984,000	€ 6,789,000
Variable compensation subject to Long-term objectives, in cash	€ 133,000	€ 615,000
Deferred variable compensation plan linked to multiannual objectives | Current senior managers
Remuneration of key personnel
Number of persons | person	18	18
Variable compensation subject to Long-term objectives, in cash	€ 2,594,000	€ 3,503,000
Variable compensation subject to Long-term objectives, in shares	2,594,000	3,504,000
Total	€ 5,188,000	€ 7,007,000